Average Annual Total Returns - FidelityFreedomIndexFunds-InvestorComboPRO - FidelityFreedomIndexFunds-InvestorComboPRO - Fidelity Freedom Index Income Fund	May 30, 2023
Fidelity Freedom Index Income Fund - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	(11.10%)
Past 5 years	1.71%
Past 10 years	2.55%
Fidelity Freedom Index Income Fund - Investor Class | After Taxes on Distributions
Average Annual Return:
Past 1 year	(12.09%)
Past 5 years	0.56%
Past 10 years	1.65%
Fidelity Freedom Index Income Fund - Investor Class | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(6.48%)
Past 5 years	0.99%
Past 10 years	1.68%
LB001
Average Annual Return:
Past 1 year	(13.01%)
Past 5 years	0.02%
Past 10 years	1.06%
F1898
Average Annual Return:
Past 1 year	(11.04%)
Past 5 years	1.86%
Past 10 years	2.85%